Segment Information - Schedule of Reporting (Details) - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2026	Mar. 31, 2025	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Segment Reporting Information [Line Items]
Revenue	$ 1,848,257	$ 1,602,003	$ 5,416,333	$ 4,856,215	$ 4,816,574
Depreciation and amortization	212,363	210,376	851,328	787,986	751,335
Income tax (benefit) expense	25,729	20,498	54,167	30,723	(27,434)
Non-utility expense and other	12,753	15,327	65,189	46,056	56,515
Interest expense	123,267	112,662	468,902	432,194	381,511
Net Income (Loss)	222,832	167,556	369,368	265,255	53,740
Total assets	21,558,711	19,712,480	20,906,793	18,960,391	17,732,453
Construction expenditures	412,214	353,582	1,771,828	1,609,715	1,466,565
Regulated Utility
Segment Reporting Information [Line Items]
Revenue	1,840,518	1,593,020	5,378,168	4,825,231	4,786,618
Depreciation and amortization	210,688	208,693	844,583	781,325	744,629
Income tax (benefit) expense	37,853	27,815	78,206	52,587	(6,603)
Non-utility expense and other	5,626	8,775	40,522	21,664	28,658
Interest expense	90,884	84,920	346,155	321,550	285,148
Net Income (Loss)	246,438	186,014	458,715	346,148	131,059
Total assets	19,141,327	17,382,024	18,985,451	17,026,384	15,771,767
Construction expenditures	(412,198)	(353,435)	1,770,218	1,608,947	1,465,925
Other
Segment Reporting Information [Line Items]
Revenue	7,739	8,983	38,165	30,984	29,956
Depreciation and amortization	1,675	1,683	6,745	6,661	6,706
Income tax (benefit) expense	(12,124)	(7,317)	(24,039)	(21,864)	(20,831)
Non-utility expense and other	7,127	6,552	24,667	24,392	27,857
Interest expense	32,383	27,742	122,747	110,644	96,363
Net Income (Loss)	(23,606)	(18,458)	(89,347)	(80,893)	(77,319)
Total assets	2,417,384	2,330,456	1,921,342	1,934,007	1,960,686
Construction expenditures	$ (16)	$ (147)	$ 1,610	$ 768	$ 640